Supplement dated August 11, 2022
to the Prospectus, Initial Summary Prospectus, and Updating Summary Prospectus
dated May 1, 2022 for

C.M. Life Electrum SelectSM

Issued by C.M. Life Insurance Company

and to the Prospectus and Updating Summary Prospectus
dated May 1, 2022 for

MassMutual ElectrumSM

Issued by Massachusetts Mutual Life Insurance Company

THIS SUPPLEMENT MUST BE READ IN CONJUNCTION WITH YOUR PROSPECTUS. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

This supplement amends certain information in the above-referenced prospectuses:

Effective September 1, 2022, T. Rowe Price International Ltd will be added as an investment sub-adviser to the T. Rowe Price Limited-Term Bond Portfolio.

If you have questions about this supplement or your product, you may contact your registered representative, visit us online at www.massmutual.com/contact-us, or call our Administrative Office at (800) 665-2654. The Administrative Office is open Monday through Friday between 8 a.m. and 8 p.m. Eastern Time.

For more information about the fund, read the fund prospectus. Prospectuses are available on our website at www.massmutual.com.

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